Capital	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
Capital	Capital
TransAlta’s capital is comprised of the following:

As at Dec. 31	2021	2020	Increase/ (decrease)
Long-term debt(1)	3,267	3,361	(94)
Exchangeable securities	735	730	5
Equity
Common shares	2,901	2,896	5
Preferred shares	942	942	—
Contributed surplus	46	38	8
Deficit	(2,453)	(1,826)	(627)
Accumulated other comprehensive earnings	146	302	(156)
Non-controlling interests	1,011	1,084	(73)
Less: available cash and cash equivalents(2)	(947)	(703)	(244)
Less: principal portion of restricted cash on TransAlta OCP bonds(3)	(17)	(11)	(6)
Less: fair value asset of hedging instruments on long-term debt(4)	(2)	(2)	—
Total capital	5,629	6,811	(1,182)
(1) Includes lease liabilities, amounts outstanding under credit facilities, tax equity liabilities and current portion of long-term debt.
(2) The Company includes available cash and cash equivalents as a reduction in the calculation of capital, as capital is managed internally and evaluated by management using a net debt position.  In this regard, these funds may be available and used to facilitate repayment of debt.
(3) The Company includes the principal portion of restricted cash on TransAlta OCP bonds because this cash is restricted specifically to repay outstanding debt.
(4) The Company includes the fair value of economic and designated hedging instruments on debt in an asset, or liability, position as a reduction, or increase, in the calculation of capital, as the carrying value of the related debt has either increased, or decreased, due to changes in foreign exchange rates.

The Company’s overall capital management strategy and its objectives in managing capital are as follows:
A. Maintain a Strong Financial Position
The Company operates in a long-cycle and capital-intensive commodity business, and it is therefore a priority to maintain a strong financial position that enables the Company to access capital markets at reasonable interest rates.
Maintaining a strong balance sheet also allows its commercial team to contract the Company’s portfolio with a variety of counterparties on terms and prices that are favourable to the Company’s financial results and provides the Company with better access to capital markets through commodity and credit cycles. The Company has an investment grade credit rating from DBRS (stable outlook). During 2021, Moody's reaffirmed its issuer rating of Ba1 with a stable outlook; DBRS reaffirmed the Company’s Unsecured Debt rating and Medium-Term Notes rating of BBB (low), the Preferred Shares rating of Pfd-3 (low) and Issuer Rating of BBB (low) with a stable outlook; and Standard and Poor’s reaffirmed the Company’s Unsecured Debt rating and Issuer Rating of BB+ with stable outlook. The Company remains focused on maintaining a strong financial position and cash flow coverage ratios. Credit ratings provide information relating to the Company's financing costs, liquidity and operations and affect the Company's ability to obtain short-term and long-term financing and/or the cost of such financing.

Management routinely monitors forecasted net earnings, cash flows, capital expenditures and scheduled repayment of debt with a goal of meeting the above ratio targets and to meet dividend and PP&E expenditure requirements.

B. Liquidity
For the years ended Dec. 31, 2021 and 2020, cash inflows and outflows are summarized below. The Company manages variations in working capital using existing liquidity under credit facilities to ensure sufficient cash and credit is available to fund operations, pay dividends, distribute payments to subsidiaries' non-controlling interests and invest in PP&E.

Year ended Dec. 31	2021	2020	Increase (decrease)
Cash flow from operating activities	1,001	702	299
Change in non-cash working capital	(174)	(89)	(85)
Cash flow from operations before changes in working capital	827	613	214
Dividends paid on common shares	(48)	(47)	(1)
Dividends paid on preferred shares	(39)	(39)	—
Distributions paid to subsidiaries’ non-controlling interests	(156)	(97)	(59)
Property, plant and equipment expenditures	(480)	(486)	6
Inflow (outflow)	104	(56)	160

TransAlta maintains sufficient cash balances and committed credit facilities to fund periodic net cash outflows related to its business. At Dec. 31, 2021, $1.3 billion (2020 — $1.5 billion) of the Company’s credit facilities were fully available.

From time to time, TransAlta accesses capital markets, as required, to help fund some of these periodic net cash outflows, to maintain its available liquidity and to maintain its capital structure and credit metrics within targeted ranges.